Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 243	¥ 176
Additions	171	192
Business combinations		2
Disposals	(1)	(28)
Depreciation charge	(90)	(99)	¥ (101)
Closing net book amount	323	243	176
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	609	452
Closing net book amount	747	609	452
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(366)	(276)
Closing net book amount	(424)	(366)	(276)
Servers And Network Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	84	111
Additions	23	32
Business combinations		1
Disposals		(1)
Depreciation charge	(37)	(59)
Closing net book amount	70	84	111
Servers And Network Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	344	315
Closing net book amount	354	344	315
Servers And Network Equipment | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(260)	(204)
Closing net book amount	(284)	(260)	(204)
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	80	24
Transfer from construction in progress	7
Additions	23	81
Disposals	(1)	(6)
Depreciation charge	(25)	(19)
Closing net book amount	84	80	24
Leasehold improvements [Member] | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	137	67
Closing net book amount	166	137	67
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(57)	(43)
Closing net book amount	(82)	(57)	(43)
Construction In Progress RMB Million [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	37	4
Transfer from construction in progress	(7)
Additions	102	33
Closing net book amount	132	37	4
Construction In Progress RMB Million [Member] | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	37	4
Closing net book amount	132	37	4
Office Furniture Equipment And Other
Disclosure Of Property Plant And Equipment [Line Items]
Cost	42	37
Additions	23	46
Business combinations		1
Disposals		(21)
Depreciation charge	(28)	(21)
Closing net book amount	37	42	37
Office Furniture Equipment And Other | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	91	66
Closing net book amount	95	91	66
Office Furniture Equipment And Other | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(49)	(29)
Closing net book amount	¥ (58)	¥ (49)	¥ (29)